Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 18, 2022
Prospectus Date	rr_ProspectusDate	Jan. 18, 2022
WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. AI Enhanced Value Fund (formerly, WisdomTree U.S. Dividend ex-Financials Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of U.S. equities that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co., LLC (“Voya IM” or the “Sub-Adviser”). AI refers to the stimulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a U.S.-based stock exchange, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average six months aggregate daily trading volume of 250,000 shares.

The AI model enhances the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiments, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those it expects to outperform, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules and regulations.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are organized in the U.S., maintain a principal place of business in the U.S., or are traded principally on a U.S. exchange. As of the date of this Prospectus, the Fund invests a significant portion of its assets in the utilities sector; however, the Fund is actively managed, and its sector exposure may change from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	AI Model Risk. The Fund is actively managed but relies heavily on a proprietary AI model, which in turn is heavily dependent on a variety of inputs, including current and historical data (collectively, “Models and Data”). To the extent the AI model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. In the alternative, the Fund may not perform as intended and its returns may underperform those of the AI model. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the Models and Data been correct and complete. Errors in the Models and Data, calculations and/or the construction of the AI model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory illness COVID-19 has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed but relies heavily on a proprietary AI investment processes. There can be no guarantee that the Fund’s strategies or the AI model’s processes will be successful or that the Fund will achieve its investment objective.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Utilities Sector Risk. The Fund currently invests a significant portion of its assets in the utilities sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The utilities sector includes, for example, electric, gas, and water utilities and renewable energy companies. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to a relevant broad-based securities index as well as the WisdomTree U.S. Dividend ex-Financials Index, the Fund’s underlying index prior to January 18, 2022. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s strategies changed effective January 18, 2022. Prior to that date, Fund performance reflects the strategies of the Fund when it sought to provide returns that corresponded to the performance of the WisdomTree U.S. Dividend ex-Financials Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2021 was 14.22%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2Q/2020
Lowest Return	(29.59)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. AI Enhanced Value Fund | WisdomTree Dividend ex-Financials Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.51%)	[1]
5 Years	rr_AverageAnnualReturnYear05	7.78%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.93%	[1]
WisdomTree U.S. AI Enhanced Value Fund | Dow Jones U.S. Select Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.56%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.25%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.00%	[1]
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2011	rr_AnnualReturn2011	11.93%
Annual Return 2012	rr_AnnualReturn2012	11.80%
Annual Return 2013	rr_AnnualReturn2013	27.64%
Annual Return 2014	rr_AnnualReturn2014	15.07%
Annual Return 2015	rr_AnnualReturn2015	(5.24%)
Annual Return 2016	rr_AnnualReturn2016	18.10%
Annual Return 2017	rr_AnnualReturn2017	13.79%
Annual Return 2018	rr_AnnualReturn2018	(9.40%)
Annual Return 2019	rr_AnnualReturn2019	24.41%
Annual Return 2020	rr_AnnualReturn2020	(5.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.59%)
1 Year	rr_AverageAnnualReturnYear01	(5.81%)	[1]
5 Years	rr_AverageAnnualReturnYear05	7.37%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.53%	[1]
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.68%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.46%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.67%	[1]
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.94%)	[1]
5 Years	rr_AverageAnnualReturnYear05	5.70%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.70%	[1]
WisdomTree International AI Enhanced Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International AI Enhanced Value Fund (formerly, WisdomTree International Dividend ex-Financials Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree International AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of developed market equities, excluding the United States and Canada, that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co., LLC (“Voya IM” or the “Sub-Adviser”). AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a non-U.S. internationally recognized global stock exchange or regulated public market, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average of six months aggregate daily trading volume of 250,000 shares. The AI model enhances the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiment, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those it expects to outperform, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules and regulations.

As of the date of this Prospectus, the Fund invests a significant portion of its assets in the financials sector; however, the Fund is actively managed, and its sector exposure may change from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	AI Model Risk. The Fund is actively managed but relies heavily on a proprietary AI model, which in turn is heavily dependent on a variety of inputs, including current and historical data (collectively, “Models and Data”). To the extent the AI model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. In the alternative, the Fund may not perform as intended and its returns may underperform those of the AI model. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the Models and Data been correct and complete. Errors in the Models and Data, calculations and/or the construction of the AI model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed but relies heavily on a proprietary AI investment processes. There can be no guarantee that the Fund’s strategies or the AI model’s processes will be successful or that the Fund will achieve its investment objective.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom, Europe and Japan, although this may change from time to time.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to a relevant broad-based securities index as well as the WisdomTree International Dividend ex-Financials Index, the Fund’s underlying index prior to January 18, 2022. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s strategies changed effective January 18, 2022. Prior to that date, Fund performance reflects the strategies of the Fund when it sought to provide returns that corresponded to the performance of the WisdomTree International Dividend ex-Financials Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2021 was 5.86%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.37%	3Q/2013
Lowest Return	(25.42)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International AI Enhanced Value Fund | WisdomTree Dividend ex-Financials Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.84%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.58%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.67%	[2]
WisdomTree International AI Enhanced Value Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.63%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.20%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.37%	[2]
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2011	rr_AnnualReturn2011	(6.46%)
Annual Return 2012	rr_AnnualReturn2012	9.94%
Annual Return 2013	rr_AnnualReturn2013	19.67%
Annual Return 2014	rr_AnnualReturn2014	(4.08%)
Annual Return 2015	rr_AnnualReturn2015	(8.28%)
Annual Return 2016	rr_AnnualReturn2016	2.05%
Annual Return 2017	rr_AnnualReturn2017	20.03%
Annual Return 2018	rr_AnnualReturn2018	(9.36%)
Annual Return 2019	rr_AnnualReturn2019	17.69%
Annual Return 2020	rr_AnnualReturn2020	(1.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.42%)
1 Year	rr_AverageAnnualReturnYear01	(1.16%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.25%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.41%	[2]
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.05%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.31%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.45%	[2]
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.16%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.04%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.61%	[2]

[1]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree U.S. Dividend ex-Financials Index.
[2]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree International Dividend ex-Financials Index.